Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ (2,967)	$ 8,038	$ 7,198
Investments In Associates [Member]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 2,967	$ (8,038)	$ (7,198)